Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Debt
2025	$ 0
2026	459
2027	20,000
2028	0
2029	0
Total long-term debt	$ 20,459	$ 38,796